UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22599

American Real Estate Income Fund

(Exact name of registrant as specified in charter)

 405 Park Avenue, 15th Floor, New York, NY 10022

(Address of principal executive offices)

(Zip code)

            John H. Grady, President

            405 Park Avenue, 15th Floor, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:

212-415-6500

Date of fiscal year end:

3/31

Date of reporting period:   6/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

American Real Estate Income Fund
Portfolio of Investments (Unaudited)
June 30, 2014

Shares		Value
SHORT-TERM INVESTMENTS - 100.0%
100,000	BlackRock Liquidity Funds T-Fund Portfolio, 0.01%^	$ 100,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $100,000)	100,000

	TOTAL INVESTMENTS - 100.0% (Cost - $100,000)(a)	$ 100,000
	OTHER ASSETS LESS LIABILITIES - 0.0%	-
	NET ASSETS - 100.0%	$ 100,000

^ Rate shown represents the rate at June 30, 2014, is subject to change and resets daily.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $100,000 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ -
	Unrealized depreciation	-
	Net unrealized appreciation	$ -

American Real Estate Income Fund
Notes to Schedule of Investments (Unaudited)
June 30, 2014

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices for the day of valuation.  Securities for which market prices are unavailable, or securities for which the Adviser determines that bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board of Trustees (the “Board”). Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption, or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, and developments in the markets.  The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's assets and liabilities as of June 30, 2014:

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 100,000	$ -	$ -	$ 100,000
Total Assets	$ 100,000	$ -	$ -	$ 100,000

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
The Fund did not hold any level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Real Estate Income Fund

By

/s/ John H. Grady

       John H. Grady, President, Treasurer and Secretary

Date

8/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ John H. Grady

       John H. Grady, President, Treasurer and Secretary

Date

8/28/14

By

/s/ Gerard Scarpati

       Gerard Scarpati, Chief Financial Officer

Date

8/28/14